INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Effective tax rate					34.00%
Standard corporate income tax rate			25.00%
Net operating losses	$ 391,501	$ 212,573	$ 799,998	$ 479,408
Increase in valutation allowance	$ 97,875	$ 53,143	$ 200,000	$ 119,852	$ 298,305	$ 279,465